DEBT (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	May 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Short-term Debt [Line Items]
Stock issued during period value									$ 10,820			$ 346,010	$ 7,000
Convertible promissory notes		$ 1,429,953								$ 1,429,953		1,429,953
Loss on conversion of convertible notes								$ (279,730)				(515,464)
Share issued price per share	$ 7.00
Shares issued	1,910,000
Gain loss on debt												548,885
Proceeds from debt													548,885
IPO [Member]
Short-term Debt [Line Items]
Debt conversion converted instrument shares								324,150
Loss on conversion of convertible notes								$ 280,000
Share issued price per share								$ 7.00
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Proceeds from issuance of unsecured debt			$ 1,475,000				$ 1,330,000						$ 1,330,000
Debt instrument maturity date, description			two-year term				three-year
Debt instrument interest rate percentage			10.00%				10.00%				10.00%		10.00%
Debt interest payment description							during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion						during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion.
Debt conversion converted instrument shares			295,000		300,000		295,000	324,150		300,000		332,000	295,000
Original issue discount on notes													$ 149,000
Stock issued during period value			$ 192,000		$ 1,210,000					$ 1,210,000			$ 170,000
Debt instrument conversion price per share		$ 4,000,000.00			$ 4.00					$ 4,000,000.00		$ 4,000,000.00
Convertible promissory notes		$ 117,000								$ 117,000		$ 117,000
Debt instrument maturity date			Mar. 05, 2023
Share issued price per share			$ 5.00								$ 5.00		$ 4.50
Debt instrument term			2 years										3 years
Shares issued			44,000										45,000
Convertible Notes Payable [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument conversion price per share			$ 4.50								4.50
Convertible Notes Payable [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument conversion price per share		$ 4.00								$ 4.00		$ 4.00
Convertible Notes Payable [Member] | Executives And Independent Members [Member]
Short-term Debt [Line Items]
Debt instrument face amount													$ 200,000
Convertible Notes Payable [Member] | IPO [Member]
Short-term Debt [Line Items]
Original issue discount on notes		$ 8,000								$ 8,000		$ 8,000
Debt instrument conversion price per share		$ 4.25	$ 5.00							$ 4.25	$ 5.00	$ 4.25
Loss on conversion of convertible notes		$ 18,000	$ 262,000
Convertible Notes Payable [Member] | Additional Interest [Member]
Short-term Debt [Line Items]
Original issue discount on notes									$ 48,500				96,900
Convertible Notes Payable [Member] | Second Year Of Notes [Member]
Short-term Debt [Line Items]
Original issue discount on notes		162,000	162,000							$ 162,000	$ 162,000	$ 162,000
Convertible promissory notes		$ 1,313,000	$ 1,313,000							$ 1,313,000	$ 1,313,000	$ 1,313,000
Share issued price per share		$ 5.00	$ 5.00							$ 5.00	$ 5.00	$ 5.00
Convertible Notes Payable [Member] | First Two Years Of Interes Prepayment [Member]
Short-term Debt [Line Items]
Stock issued during period value													$ 258,000
Share issued price per share													$ 4.50
Shares issued													57,000
Convertible Notes Payable [Member] | Third Year Interest [Member]
Short-term Debt [Line Items]
Debt instrument interest rate percentage			10.00%								10.00%
Debt interest payment description											during the year ended June 30, 2021, reflecting the reduction of the Notes conversion price from $4.50/share to $4.00/share, the issuance of Year 3 Interest (10%) paid in common stock (at $4.00/share instead of $4.50/share), and the write-off of the remaining related pre-paid interest and original issue discount expenses.
Stock issued during period value											$ 122,000
Debt instrument term											3 years
Shares issued											30,000
Gain loss on debt											$ 515,500
Convertible Notes Payable [Member] | Frist Year Of Interest Prepayment [Member]
Short-term Debt [Line Items]
Stock issued during period value			$ 147,500
Shares issued			29,500
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument maturity date, description				February 2026
Debt instrument interest rate percentage				1.00%
Proceeds from debt				$ 620,000		$ 550,000
Economic Injury Disaster Loan [Member]
Short-term Debt [Line Items]
Proceeds from debt						$ 10,000.00